UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-10067

 NAME OF REGISTRANT:                     Eaton Vance Variable Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 255 State Street
                                         Boston, MA 02109

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Alan R. Dynner, Esq.
                                         255 State Street
                                         Boston, MA 02109

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                N/A

 DATE OF REPORTING PERIOD:               07/01/2004 - 06/30/2005

ITEM 1. PROXY VOTING RECORD

The information contained herein discloses the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the registrant cast its vote on the matter;

(h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the registrant cast its vote for or against management.


ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	      	N/A

Eaton Vance VT Income Fund of Boston, a series of Eaton Vance Variable Trust (Exact name of registrant as specified in charter)

255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)             (Zip code)

Alan R. Dynner, Esq.
255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 482-8260

Date of fiscal year end:		12/31

Date of reporting period: 7/1/04-6/30/05


During the period, the Fund held no securities which required a proxy vote.


ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	      	N/A

Eaton Vance VT Floating-Rate Income Fund of Boston, a series of
Eaton Vance Variable Trust
(Exact name of registrant as specified in charter)

255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)             (Zip code)

Alan R. Dynner, Esq.
255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 482-8260

Date of fiscal year end:		12/31

Date of reporting period: 7/1/04-6/30/05


During the period, the Fund held no securities which required a proxy vote.


ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	      	N/A

Eaton Vance VT Worldwide Health Sciences Fund, a series of
Eaton Vance Variable Trust
(Exact name of registrant as specified in charter)

255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)             (Zip code)

Alan R. Dynner, Esq.
255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 482-8260

Date of fiscal year end:	12/31

Date of reporting period: 7/1/04-6/30/05



During the period, the Fund held no securities which required a proxy vote.


ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	      	N/A

Eaton Vance VT Information Age Fund, a series of Eaton Vance Variable Trust (Exact name of registrant as specified in charter)

255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)             (Zip code)

Alan R. Dynner, Esq.
255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 482-8260

Date of fiscal year end:		12/31

Date of reporting period: 7/1/04-6/30/05

This Fund has not commenced investment operations and therefore held no securities requiring a proxy vote during the reporting period.



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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Eaton Vance Variable Trust
By (Signature)       /s/ James B. Hawkes
Name                 James B. Hawkes
Title                President
Date                 08/31/2005